Segments, Customers And Geographic Information	12 Months Ended
Dec. 31, 2013
Segments, Customers And Geographic Information [Abstract]
Segments, Customers And Geographic Information

NOTE 16:-	SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION

a.
The Company applies ASC topic 280, "Segment Reporting", ("ASC 820"). The Company operates in one reportable segment (see Note 1 for a brief description of the Company's business). The total revenues are attributed to geographic areas based on the location of the end customer.

b.	The following tables present total revenues for the years ended December 31, 2011, 2012 and 2013 and long-lived assets as of December 31, 2011, 2012 and 2013:

	Year ended December 31,
	2011	2012	2013

Revenues from sales to unaffiliated customers:

North America	$46,442	$40,496	$35,584
Europe	101,324	97,133	62,914
Africa	57,701	58,212	73,735
Asia-Pacific and Middle East	90,461	70,704	40,731
India	44,608	54,358	26,646
Latin America	104,733	125,748	122,162

	$445,269	$446,651	$361,772

Property and equipment, net, by geographic areas:

Israel	$22,502	$27,837	$30,759

Others	7,963	5,805	4,486

	$30,465	$33,642	$35,245

c.	Major customer data as a percentage of total revenues:

In 2011, 2012 and 2013, the Company generated revenues from a single group of affiliated companies that accounted for approximately 13.4%, 11.6% and 15.4%, respectively, of total revenues.